Fair value of financial instruments - Financial assets at amortized cost (Details) - Financial liabilities at amortised cost - Non-current bonds - Not measured at fair value in statement of financial position but for which fair value is disclosed - EUR (€)
€ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Fair value of financial instruments
Financial liabilities	€ 31,514	€ 34,873
Level 1
Fair value of financial instruments
Financial liabilities at fair value	€ 29,622	€ 31,325